Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	Changyou.com Ltd
Entity Central Index Key	0001458696
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Class A ordinary shares [Member]
Entity Common Stock, Shares Outstanding	23,184,186
Class B ordinary shares [Member]
Entity Common Stock, Shares Outstanding	82,490,000